                                                As filed pursuant to Rule 497
                                                Under the Securities Act of 1933
                                                Registration No. 333-146455


                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
                          FS VARIABLE SEPARATE ACCOUNT
                         SUPPLEMENT TO THE PROSPECTUSES

                  POLARIS II VARIABLE ANNUITY DATED MAY 1, 2008
                POLARIS CHOICE VARIABLE ANNUITY DATED MAY 1, 2008
              POLARIS CHOICE III VARIABLE ANNUITY DATED MAY 1, 2008
              POLARIS ADVANTAGE VARIABLE ANNUITY DATED MAY 1, 2008
--------------------------------------------------------------------------------
                        FS VARIABLE ANNUITY ACCOUNT FIVE
                         SUPPLEMENT TO THE PROSPECTUSES

             SEASONS SELECT II VARIABLE ANNUITY DATED APRIL 30, 2008
               SEASONS ELITE VARIABLE ANNUITY DATED APRIL 30, 2008
--------------------------------------------------------------------------------

The following replaces the table located in the OPTIONAL LIVING BENEFITS EXAMPLES APPENDIX under MarketLock Example 2:


--------------------------------------------------------------------------------
                                                                   LIFETIME
                                          MAXIMUM                   MAXIMUM
                                          ANNUAL      MINIMUM       ANNUAL
     CONTRACT     CONTRACT   BENEFIT    WITHDRAWAL   WITHDRAWAL   WITHDRAWAL
   ANNIVERSARY      VALUE      BASE       AMOUNT       PERIOD       AMOUNT
--------------------------------------------------------------------------------
       1st        $105,000   $105,000     $5,250         20         $5,250
--------------------------------------------------------------------------------
       2nd        $115,000   $115,000     $5,750         20         $5,750
--------------------------------------------------------------------------------
       3rd        $107,000   $115,000     $5,750         20         $5,750
--------------------------------------------------------------------------------
       4th        $110,000   $115,000     $5,750         20         $5,750
--------------------------------------------------------------------------------
       5th        $120,000   $120,000     $8,400       14.28        $6,000
--------------------------------------------------------------------------------



Dated: May 15, 2008



                Please keep this Supplement with your Prospectus